Pensions and Other Postretirement Benefits (Details 7) - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	$ 3.2	$ 2.8	$ 0.0
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	505.6	550.0	$ 402.1
Total financial assets measured at net asset value	$ 13.0	$ 15.7
Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value
Total financial assets measured at net asset value
Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value
Total financial assets measured at net asset value
Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value
Total financial assets measured at net asset value
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	$ 492.6	$ 534.3
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	464.9	386.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	24.5	145.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	3.2	2.8
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	2.5	4.6
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	2.5	4.6
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	135.5	150.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	122.0	105.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	13.5	45.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	94.7	105.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	83.7	81.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	11.0	24.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	188.1	151.3
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	188.1	151.3
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	62.4	112.6
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	62.4	44.1
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	68.5
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	9.4	9.8
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Other Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	6.2	0.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Other Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	0.0	7.0
Estimated Fair Value [Member] | Defined Benefit Pension Plans [Member] | Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total financial assets measured at fair value	$ 3.2	$ 2.8